UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022				$ 33,832,743	$ 449,136	$ (28,066,415)	$ 361,655	$ (75,437)	$ 6,501,682
Beginning balance , shares at Dec. 31, 2022	[1]	23,867
Net loss attributable to Infobird Co., Ltd						(4,583,616)			(4,583,616)
Net loss attributable to noncontrolling interests								(287,097)	(287,097)
Issued ordinary shares under F3, net of issuance costs				4,522,313					4,522,313
Issued ordinary shares under F3, net of issuance costs, shares	[1]	4,808
Warrants convert to ordinary shares
Warrants convert to ordinary shares, shares	[1]	3,125
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023, shares	[1]	77
Foreign currency translation adjustment							424,759	9,342	434,101
Ending balance, value at Jun. 30, 2023				38,355,056	449,136	(32,650,031)	786,414	$ (353,192)	6,587,383
Ending balance , shares at Jun. 30, 2023	[1]	31,877
Beginning balance, value at Dec. 31, 2023		$ 13	(1,184,676)	83,383,062		(24,604,441)	(1,456)		57,592,502
Beginning balance , shares at Dec. 31, 2023	[1]	1,342,999
Net loss attributable to Infobird Co., Ltd						(811,951)			(811,951)
Received subscription receivable on January			1,184,676						1,184,676
Issued ordinary shares due to commitment		$ 1		(1)
Issued ordinary shares due to commitment, shares	[1]	58,975
Net loss attributable to noncontrolling interests
Issued ordinary shares under F3, net of issuance costs		$ 6		4,512,714					4,512,720
Issued ordinary shares under F3, net of issuance costs, shares	[1]	585,000
Foreign currency translation adjustment							2,574		2,574
Ending balance, value at Jun. 30, 2024		$ 20		$ 87,895,775		$ (25,416,392)	$ 1,118		$ 62,480,521
Ending balance , shares at Jun. 30, 2024	[1]	1,986,974

[1]	retroactively restated to reflect 1-for-20 share consolidation effective on November 15, 2023, 1-for-8 share consolidation effective on March 4, 2024 and the Capital Reduction and Reorganization effective on May 2, 2024.